Right-of-use assets (Details) - COP ($) $ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right-of-use assets rollforward
Balance at the beginning	$ 994
Balance at the end	1,094	$ 994
Lease liabilities
Lease liabilities rollforward
Balance at the beginning	1,396	1,506
Additions	309	273
Remeasurements (1)	12	90
Disposals	(6)	47
Finance cost	74	158
Repayment of borrowings (capital)	(251)	(506)
Payment of interests	(51)	(135)
Transfers	14	84
Exchange difference	(50)	(121)
Balance at the end	1,447	1,396
Pipelines
Right-of-use assets rollforward
Balance at the beginning	8	14
Additions	28	25
Depreciation of the period	(12)	(24)
Disposals	(1)	(1)
Exchange difference	(2)	(6)
Balance at the end	21	8
Lands and buildings
Right-of-use assets rollforward
Balance at the beginning	272	228
Additions	13	98
Depreciation of the period	(33)	(98)
Remeasurements	2	7
Impairment Loss (Note 18)		7
Disposals	(3)	109
Transfers	(4)
Exchange difference	(5)	(79)
Balance at the end	242	272
Plant and equipment
Right-of-use assets rollforward
Balance at the beginning	458	459
Additions	79	44
Depreciation of the period	(81)	(136)
Remeasurements	7	82
Impairment Loss (Note 18)		18
Disposals	(1)	7
Exchange difference	(8)	(16)
Balance at the end	454	458
Vehicles
Right-of-use assets rollforward
Balance at the beginning	256	279
Additions	189	106
Depreciation of the period	(64)	(121)
Remeasurements	3	1
Disposals	(1)	(1)
Exchange difference	(6)	(8)
Balance at the end	377	256
Right-of-use assets
Right-of-use assets rollforward
Balance at the beginning	994	980
Additions	309	273
Depreciation of the period	(190)	(379)
Remeasurements	12	90
Impairment Loss (Note 18)		25
Disposals	(6)	114
Transfers	(4)
Exchange difference	(21)	(109)
Balance at the end	$ 1,094	$ 994